1933 Act File No. 002-64536

1940 Act File No. 811-02924

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	__

Post-Effective Amendment No. 48	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 48	X

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT

SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

(Exact Name of Registrant as Specified in Charter)

90 Hudson Street, Jersey City, New Jersey	07302-3973
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code:    (800) 201-6984

Brooke A. Fapohunda, Esq.

Vice President and Assistant Secretary

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

X	immediately upon filing pursuant to paragraph (b)

____	on (date) pursuant to paragraph (b)

____	60 days after filing pursuant to paragraph (a)(1)

____	on (date) pursuant to paragraph (a)(1)

____	75 days after filing pursuant to paragraph (a)(2)

____	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

____	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 17th day of November, 2014.

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT
SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

BY:	/s/ Brooke A. Fapohunda
Brooke A. Fapohunda
Vice President and Assistant Secretary

BY:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

E. Thayer Bigelow*	Chairman, and Director	November 17, 2014
E. Thayer Bigelow

Daria L. Foster*	President, CEO and	November 17, 2014
Daria L. Foster	Director

Robert B. Calhoun, Jr.*	Director	November 17, 2014
Robert B. Calhoun, Jr.

Eric C. Fast*	Director	November 17, 2014
Eric C. Fast

Evelyn E. Guernsey*	Director	November 17, 2014
Evelyn E. Guernsey

Julie A. Hill*	Director	November 17, 2014
Julie A. Hill

Franklin W. Hobbs*	Director	November 17, 2014
Franklin W. Hobbs

James M. McTaggart*	Director	November 17, 2014
James M. McTaggart

James L.L. Tullis*	Director	November 17, 2014
James L.L. Tullis

By	/s/ Brooke A. Fapohunda
Brooke A. Fapohunda
Attorney – in – Fact*

POWER OF ATTORNEY

Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence H. Kaplan, Lawrence B. Stoller, Thomas R. Phillips, and Brooke A. Fapohunda, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements of each Fund enumerated on Exhibit A hereto for which such person serves as a Director/Trustee (including Registration Statements on Forms N-1A and N-14 and any amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ E. Thayer Bigelow	Chairman and	June 12, 2014
E. Thayer Bigelow	Director/Trustee

/s/ Daria L. Foster	President, CEO	June 12, 2014
Daria L. Foster	and Director/Trustee

/s/ Robert B. Calhoun, Jr.	Director/Trustee	June 12, 2014
Robert B. Calhoun, Jr.

/s/ Eric C. Fast	Director/Trustee	June 12, 2014
Eric C. Fast

/s/ Evelyn E. Guernsey	Director/Trustee	June 12, 2014
Evelyn E. Guernsey

/s/ Julie A. Hill	Director/Trustee	June 12, 2014
Julie A. Hill

/s/ Franklin W. Hobbs	Director/Trustee	June 12, 2014
Franklin W. Hobbs

/s/ James M. McTaggart	Director/Trustee	June 12, 2014
James M. McTaggart

/s/ James L.L. Tullis	Director/Trustee	June 12, 2014
James L.L. Tullis

EXHIBIT A

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Equity Trust

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Mid Cap Stock Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.